Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2018
Registrant Name	Trust for Advised Portfolios
Central Index Key	0001261788
Amendment Flag	false
Document Creation Date	Oct. 26, 2018
Document Effective Date	Oct. 28, 2018
Prospectus Date	Oct. 28, 2018
Zevenbergen Growth Fund | Investor Class
Prospectus:
Trading Symbol	ZVNBX
Zevenbergen Growth Fund | Institutional Class
Prospectus:
Trading Symbol	ZVNIX
Zevenbergen Genea Fund | Investor Class
Prospectus:
Trading Symbol	ZVGNX
Zevenbergen Genea Fund | Institutional Class
Prospectus:
Trading Symbol	ZVGIX